Loss per share (Details 3) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	14,210,405
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	18,663,437